Unearned Revenue (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Unearned revenue totaling	$ 620,842	$ 564,227